HUSSMAN INVESTMENT TRUST
Shareholder Services
HUSSMAN	P.O. Box 46707
FUNDS	Cincinnati, OH 45246-0707

April 16, 2019	FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hussman Investment Trust

File Nos. 811-09911; 333-35342

Post-Effective Amendment No. 31 on Form N-1A

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 31 (the “Amendment”) to the Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant — Hussman Strategic Endowment Fund.

Please contact Betsy Santen at 513/346-4181 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain

Secretary/Chief Compliance Officer